Goodwill and Other Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 20, 2012	Jun. 30, 2014	Jun. 30, 2013
Goodwill [Roll Forward]
Goodwill, beginning balance	$ 114,396	$ 113,963	$ 114,396
Accumulated impairment loss	(57,656)	(70,786)	(57,656)
Goodwill, net	56,740	43,177	56,740
Goodwill impairment		0	(13,130)
Purchase price allocation adjustments		166	(3,063)
Step acquisition	3,371	0	3,205
Foreign exchange rate changes		0	(575)
Goodwill, ending balance		114,129	113,963
Accumulated impairment loss		(70,786)	(70,786)
Balance at end of period		43,343	43,177
Impairment loss, net of charges			7,130
Indefinite-lived Intangible Assets [Line Items]
Indefinite-lived Intangible Assets, Ending Balance		477	477
GMI [Member]
Goodwill [Roll Forward]
Goodwill, beginning balance	34,591	34,734	34,591
Accumulated impairment loss	0	0	0
Goodwill, net	34,591	34,734	34,591
Goodwill impairment		0	0
Purchase price allocation adjustments		166	(3,063)
Step acquisition		0	3,205
Foreign exchange rate changes		0	1
Goodwill, ending balance		34,900	34,734
Accumulated impairment loss		0	0
Balance at end of period		34,900	34,734
Globe Metales [Member]
Goodwill [Roll Forward]
Goodwill, beginning balance	14,313	14,313	14,313
Accumulated impairment loss	0	(6,000)	0
Goodwill, net	14,313	8,313	14,313
Goodwill impairment		0	(6,000)
Purchase price allocation adjustments		0	0
Step acquisition		0	0
Foreign exchange rate changes		0	0
Goodwill, ending balance		14,313	14,313
Accumulated impairment loss		(6,000)	(6,000)
Balance at end of period		8,313	8,313
Solsil [Member]
Goodwill [Roll Forward]
Goodwill, beginning balance	57,656	57,656	57,656
Accumulated impairment loss	(57,656)	(57,656)	(57,656)
Goodwill, net	0	0	0
Goodwill impairment		0	0
Purchase price allocation adjustments		0	0
Step acquisition		0	0
Foreign exchange rate changes		0	0
Goodwill, ending balance		57,656	57,656
Accumulated impairment loss		(57,656)	(57,656)
Balance at end of period		0	0
Other [Member]
Goodwill [Roll Forward]
Goodwill, beginning balance	7,836	7,260	7,836
Accumulated impairment loss	0	(7,130)	0
Goodwill, net	7,836	130	7,836
Goodwill impairment		0	(7,130)
Purchase price allocation adjustments		0	0
Step acquisition		0	0
Foreign exchange rate changes		0	(576)
Goodwill, ending balance		7,260	7,260
Accumulated impairment loss		(7,130)	(7,130)
Balance at end of period		$ 130	$ 130